Financial instruments and risk management - Schedule of derivative financial assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Derivatives
Disclosure of offsetting of financial assets [line items]
Gross amount, liabilities	$ (486)	$ (556)
Right of assets offset, liabilities	184	294
Right of liabilities offset, liabilities	139	161
Net amount, liabilities	(163)	(101)
Derivatives
Disclosure of offsetting of financial assets [line items]
Gross amount, assets	483	729
Right of assets offset, assets	(184)	(294)
Right of liability offset, assets	(139)	(161)
Net amount, assets	$ 160	$ 274